SEGMENT REPORTING	6 Months Ended
Jun. 30, 2025
SEGMENT REPORTING
SEGMENT REPORTING

18.  SEGMENT REPORTING

The Group continually monitors the reportable segments for changes in facts and circumstances to determine whether changes in the identification or aggregation of operating segments are necessary. In December 2023, the Group entered into an agreement to sell its mining pool business, and classified it as discontinued operations in the financial statements for the six months ended June 30,  2024. In accordance with ASC 280, “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Board of Directors and the chief executive officer, who makes resource allocation decisions and assesses performance based on the different business operating results. As a result, the Group has two reportable segments, including the data center business and the cryptocurrency mining.

The Group does not allocate assets to the reporting segments because its assets are managed on an entity-wide basis and, therefore, does not separately disclose the total assets of its reportable operating segments.

18.  SEGMENT REPORTING (continued)

The following table presents summary information by segment for continuing operations for the six months ended June 30, 2024 and 2025, respectively.

	For the six months ended June 30,
	2024	2025
	US$	US$
Reportable segment revenues:
Data center	15,307	11,516
Cryptocurrency mining	9,092	4,555
Inter-segment[1]	(5,040)	(5,058)
Total segment and consolidated revenue	19,359	11,013
Reportable segment cost of revenue-exclusive depreciation and amortization:
Data center	(7,642)	(10,989)
Cryptocurrency mining	(6,621)	(5,070)
Inter-segment[1]	5,040	5,058
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(9,223)	(11,001)
Reportable segment cost of revenue-depreciation and amortization:
Data center	(1,321)	(1,322)
Cryptocurrency mining	(4,440)	(3,996)
Total segment and consolidated cost of revenue-depreciation and amortization	(5,761)	(5,318)
Total segment and consolidated cost	(14,984)	(16,319)
Reportable segment gross profit (loss)[2]:
Data center	1,304	(5,853)
Cryptocurrency mining	3,071	547
Total segment gross profit (loss)	4,375	(5,306)
General and administrative expenses - payroll:
Data center	(1,033)	(1,056)
Cryptocurrency mining	(3)	(92)
Others	(1,721)	(1,518)
Total general and administrative expenses - payroll	(2,757)	(2,666)
Reconciling items:
Sales and marketing expenses	(22)	(32)
General and administrative expenses - others	(3,964)	(5,528)
Service development expenses	(69)	—
Operating expenses	(6,812)	(8,226)
Other operating income	7	3,144
Other operating expenses	(53)	(1,227)
Changes in fair value of cryptocurrency assets	1,974	(2,294)
Changes in fair value of payables settled by cryptocurrency assets	—	6
Operating loss from continuing operations	(509)	(13,903)
Other income (expense), net	138	(50)
Interest income	1	71
Gain from equity method investments	133	2
Changes in fair value of derivative instruments	103	70
Gain from short-term investments	155	—
Income tax benefits	—	—
Net income (loss) from continuing operations	21	(13,810)
1	The inter-segment eliminations mainly consist of data center revenue of US$5,040 and US$5,058 generated from data center services provided by data center segment to cryptocurrency mining segment for the six months ended June 30, 2024 and 2025, respectively, and corresponding data center services cost of US$5,040 and US$5,058 incurred by cryptocurrency mining segment for the six months ended June 30, 2024 and 2025, respectively, which have been eliminated upon consolidation.
2	The segment gross profit (loss) are presented after inter-segment eliminations.

18.  SEGMENT REPORTING (continued)

The following table presents the revenue from continuing operations by geographical locations for the six months ended June 30, 2024 and 2025, respectively.

	For the six months ended June 30,
Revenues	2024	2025
	US$	US$
Hong Kong	9,092	4,555
USA	15,307	11,516
Inter-segment	(5,040)	(5,058)
	19,359	11,013

The following table presents the long-lived assets (including property and equipment, net and right-of-use assets) by geographical locations as of December 31, 2024 and June 30, 2025, respectively.

Long-lived assets	As of December 31, 2024	As of June 30, 2025
	US$	US$
USA	18,158	13,028
Hong Kong	140	107
Mainland China	650	498
Ethiopia	3,575	5,752
	22,523	19,385